Consolidated income statement - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated income statement
Net revenues	$ 2,332,306	$ 2,491,202	$ 2,449,484
Cost of sales	(1,944,683)	(1,888,944)	(1,752,825)
Gross profit	387,623	602,258	696,659
Operating expenses
Selling, general and administrative	(216,511)	(159,603)	(154,494)
Mineral exploration and project development	(112,984)	(126,278)	(92,698)
Impairment loss	(142,133)	(3,283)
Other income and expenses, net	(27,021)	21,459	(47,887)
Total operating expenses	(498,649)	(267,705)	(295,079)
Operating (loss) income	(111,026)	334,553	401,580
Net financial results
Financial income	37,629	67,509	29,868
Financial expenses	(129,591)	(121,662)	(106,169)
Foreign exchange effects	(12,892)	(148,501)	(53,880)
Net financial results	(104,854)	(202,654)	(130,181)
Results of investees
Share in the results of associates			60
(Loss) income before income tax	(215,880)	131,899	271,459
Income tax
Current	(46,382)	(71,787)	(125,691)
Deferred	103,255	30,864	19,497
Net (loss) income for the period	(159,007)	90,976	165,265
Attributable to NEXA's shareholders	(146,626)	74,860	126,885
Attributable to non-controlling interests	(12,381)	16,116	38,380
Net (loss) income for the period	$ (159,007)	$ 90,976	$ 165,265
Weighted average number of outstanding shares - in thousand	132,622	133,313	116,527
Basic and diluted earnings (losses) per share - USD	$ (1.11)	$ 0.56	$ 1.09